GENERAL (Schedule of Revenue and Net Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Aimetis [Member]
Business Acquisition [Line Items]
Revenues		$ 5,047
Net loss		$ (2,667)
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Revenues	$ 3,969
Net loss	$ 210